Investment Strategy - First Trust Equity Market Neutral ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivative instruments (exchange-traded or over-the-counter) that provide exposure to U.S exchange-listed equity securities, U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities (directly or through derivatives) and/or U.S. exchange-listed equity securities. For purposes of compliance with this investment policy, derivative contracts will be valued at their gross notional value. The Fund seeks an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. The Fund expects to maintain long and short positions primarily through the use of total return swaps. The Fund may also include long and short positions in U.S. exchange-listed equity securities, including exposure obtained through ETFs and futures. The Fund’s portfolio may include securities with maturities of less than one year, cash or cash equivalents, companies with various market capitalizations and U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts.The Fund’s investment advisor will manage the Fund’s portfolio using an investment process that analyzes fundamental, market-related, technical and statistical attributes of eligible securities to assess total return potential. The Fund’s investment advisor will then use this analysis as the basis to establish long and short positions within the Fund’s portfolio. The Fund intends to be market-neutral, which means that the Fund seeks to produce returns that are independent of, or have a low correlation to, the returns of the general equity market. This is also sometimes referred to as beta neutrality. “Beta” is a measure of a stock’s volatility in relation to the overall market. By having both long and short positions in equity securities, the Fund attempts to limit the effect of equity market movements on portfolio performance. The Fund's returns may deviate materially from the market, especially during periods of rapid market movement, either positive or negative.The Fund, under normal market conditions, generally seeks to have exposure ranging from approximately 150%-250% to long positions and approximately 150%-250% to short positions. However, at times, the Fund’s exposure may be outside of these ranges. A long position arises where the Fund holds a security in its portfolio or maintains a position through an ETF or a derivative instrument that provides economic exposure similar to direct ownership of the security. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short positions will be used by the Fund to try and profit from the falling price of a security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or maintains a position through an ETF or a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund’s investment strategy may include active and frequent trading of portfolio securities.To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investment advisor will manage the Fund’s portfolio using an investment process that analyzes fundamental, market-related, technical and statistical attributes of eligible securities to assess total return potential. The Fund’s investment advisor will then use this analysis as the basis to establish long and short positions within the Fund’s portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivative instruments (exchange-traded or over-the-counter) that provide exposure to U.S exchange-listed equity securities, U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities (directly or through derivatives) and/or U.S. exchange-listed equity securities.